Shareholder Report, Holdings (Details)	May 31, 2024
Sound Enhanced Fixed Income ETF | Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Sound Enhanced Fixed Income ETF | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Sound Enhanced Fixed Income ETF | Golub Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Sound Enhanced Fixed Income ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Sound Enhanced Fixed Income ETF | AllianceBernstein Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Sound Enhanced Fixed Income ETF | PennantPark Floating Rate Capital Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Sound Enhanced Fixed Income ETF | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Sound Enhanced Fixed Income ETF | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Sound Enhanced Fixed Income ETF | Murphy Oil Corp., 5.88%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Sound Enhanced Fixed Income ETF | JPMorgan Chase & Co., Series EE, 6.00%, Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Sound Enhanced Fixed Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Sound Enhanced Fixed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Sound Enhanced Fixed Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Sound Enhanced Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Sound Enhanced Fixed Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sound Enhanced Fixed Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Enhanced Fixed Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sound Enhanced Fixed Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sound Enhanced Fixed Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Sound Equity Dividend Income ETF | LyondellBasell Industries NV - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Sound Equity Dividend Income ETF | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Sound Equity Dividend Income ETF | TotalEnergies SE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Sound Equity Dividend Income ETF | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Sound Equity Dividend Income ETF | Patterson Companies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Sound Equity Dividend Income ETF | AT&T, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Sound Equity Dividend Income ETF | Greif, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Sound Equity Dividend Income ETF | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Sound Equity Dividend Income ETF | GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Sound Equity Dividend Income ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Sound Equity Dividend Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Sound Equity Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Sound Equity Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sound Equity Dividend Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Sound Equity Dividend Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Sound Equity Dividend Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sound Equity Dividend Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sound Equity Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Sound Equity Dividend Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Sound Equity Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%